Average Annual Total Returns (Vanguard New Jersey Long-Term Tax-Exempt Fund Retail)	Vanguard New Jersey Long-Term Tax-Exempt Fund Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard New Jersey Long-Term Tax-Exempt Fund Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard New Jersey Long-Term Tax-Exempt Fund Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard New Jersey Long-Term Tax-Exempt Fund Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays NJ Municipal Bond Index Vanguard New Jersey Long-Term Tax-Exempt Fund Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays NJ Municipal Bond Index Vanguard New Jersey Long-Term Tax-Exempt Fund Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.90%	9.99%	9.76%	7.31%	8.52%	8.52%
Five Years	5.02%	5.11%	4.99%	4.76%	5.12%	5.12%
Ten Years	4.42%	4.50%	4.38%	4.33%	4.84%	4.84%